Income Taxes - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2018 JPY (¥)	Apr. 01, 2016	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Non-PRC			¥ (284,474,000)	$ (41,244)		¥ 150,454,000		¥ 833,933,000
Paid-in capital			2,688,571,000			2,685,544,000					$ 389,806
Total deferred tax assets before valuation allowances			647,031,000			439,941,000					93,811
Valuation allowances			617,264,000			422,837,000					89,495
Undistributed earnings			795,098,000			741,272,000					115,278
Taxable losses			2,184,513,000	316,725
Unrecognized tax benefit			172,557,000			177,526,000		179,492,000			25,018	$ 25,739
Unrecognized tax benefit net against deferred tax loss carryforwards			17,745,000	2,573		26,657,000
Unrecognized tax benefit presented in the other non-current liabilities line item			154,812,000	22,445		150,869,000
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			154,812,000			150,869,000					22,445
Interest accrued related to unrecognized tax benefits			6,856,000			10,616,000					994
Interest related to unrecognized tax benefits			3,760,000	545		1,449,000		9,099,000
Penalties related to unrecognised tax benefits			0
Income tax holiday, aggregate dollar amount			(4,908,000)	$ (712)		(44,909,000)		¥ (18,671,000)
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			79,510,000			74,127,000					11,528
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			¥ 39,755,000			¥ 37,064,000					$ 5,764
HNTE | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax			3 years	3 years	3 years
New Software Development Enterprise | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax			2 years	2 years	2 years
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
HONG KONG | HK Zoom | First HK$2 Million of Profits Earned
Income Taxes [Line Items]
Foreign statutory tax rate			8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Non-PRC | $					$ 2		$ 2		$ 2
Japan | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	23.20%	23.40%
Reduction in tax rate for stated period following the exemption period	23.20%
Paid-in capital	¥ 8
Foreign statutory tax rate over stated taxable income level	15.00%
Japan | Japan Kingsoft | Maximum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100
PRC
Income Taxes [Line Items]
Statutory rate			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)			10.00%	10.00%	10.00%
Taxable losses			¥ 1,850,603,000	$ 268,312
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction			5.00%	5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2032	2032	2032
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2023	2023	2023
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period										50.00%
Income tax holiday, aggregate dollar amount			¥ (2,232,000)	$ (324)		¥ (44,909,000)		¥ 18,671,000
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)			¥ (0.0015)	$ (0.0002)		¥ (0.0314)		¥ (0.0133)
PRC | Beijing Security | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
PRC | Zhu Hai Heng Qin New Area
Income Taxes [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate			17.00%	17.00%	17.00%
Hong Kong, Singapore And Others
Income Taxes [Line Items]
Taxable losses			¥ 333,910,000	$ 48,412